Call Money and Funds Purchased [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Summary of Funds Transactions [Table Text Block]

	2018	2019
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,452,543	¥2,450,320
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.31%	0.12%